Inventories, Net (Tables)	12 Months Ended
Sep. 30, 2023
Inventories, Net [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of September 30,
	2023	2022
Finished goods	$763,621	$440,640
Inventory valuation allowance	(83,889)	(100,785)
Inventories, net	$679,732	$339,855

Schedule of Movement of Inventory Valuation Allowance	Movement of inventory valuation allowance is as follows:
	As of September 30,
	2023	2022
Balance at the beginning of the year	$100,785	$149,837
Addition	19,982	21,282
Write-offs	(34,732)	(38,301)
Foreign currency translation adjustment	(2,146)	(32,033)
Balance at the end of the year	$83,889	$100,785